Employee Benefits Expense - Summary of Average Size of Group's Workforce (Details) - Employed	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits Expense [Line Items]
Total Workforce	5,582	5,541	4,975
Executives
Employee Benefits Expense [Line Items]
Total Workforce	80	70	57
Managers
Employee Benefits Expense [Line Items]
Total Workforce	220	211	137
Employees
Employee Benefits Expense [Line Items]
Total Workforce	5,282	5,260	4,781